Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

Inventories

in € THOUS

	2023	2022

Finished goods	1,232,702	1,310,995
Health care supplies	451,316	553,821
Raw materials and purchased components	361,804	306,994
Work in process	133,353	124,404
Inventories	2,179,175	2,296,214